INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income Tax Benefits/(Expenses)

Income tax benefits/(expenses) are as follows:

	For the years ended December 31,
	2011	2012	2013

Income tax (expenses)/benefits:
Current	$(1,585)	$(4,324)	$(2,250)
Deferred	1,319	1,831	3,963
Total	$(266)	$(2,493)	$1,713

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the Group's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2012	2013

Deferred tax assets:
Current
Allowance for doubtful accounts	$1,338	$2,003
Accrued payroll	1,107	1,046
Employee education fee excess	-	24
Valuation allowance	(381)	(297)
Deferred tax assets - current	2,064	2,776

Non-current
Depreciation of property and equipment	689	622
Amortization of intangible assets and concession fees	4,440	5,476
Taxable loss arising from a disposal of an equity method investment	217	-
Net operating loss carry forwards	11,063	13,231
Valuation allowance	(8,062)	(7,575)
Deferred tax assets - non-current	8,347	11,754

Deferred tax liabilities:
Non-current
Acquired intangible assets	380	361
Total deferred tax liabilities	$380	$361

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2011	2012	2013

Net loss before provision for income taxes	$(12,657)	$(29,770)	$(13,164)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(3,164)	(7,443)	(3,291)

Expenses not deductible for tax purposes:
Entertainment expenses exceeded the tax limit	180	315	321
Goodwill impairment	-	5,153	-
Tax effect of tax losses not recognized	-	2,791	346
Tax effect of deductible temporary difference not recognized	-	1,425	1,972
Changes in valuation allowance	3,213	(471)	(571)
Effect of preferential tax rates granted to PRC entities	(819)	(675)	(1,079)
Effect of income tax rate difference in other jurisdictions	856	1,398	589
Income tax expenses/(benefits)	$266	$2,493	$(1,713)
Effective tax rates	(2.1)%	(8.4)%	13.0%

Schedule of Tax Holiday Impact on Earnings Per Share Basic and Diluted

If the Group's subsidiaries, VIEs and VIEs' subsidiaries in the PRC were not in a tax holiday period in the years ended December 31, 2011, 2012 and 2013, the impact to net loss per share amounts would be as follows:

	For the years ended December 31,
	2011	2012	2013

Increase in income tax expenses	$819	$675	$1,079
Decrease in net loss per ordinary share-basic	0.01	0.01	0.01
Decrease in net loss per ordinary share-diluted	0.01	0.01	0.01